DESCRIPTION OF PLAN - Schedule of Vesting, Profit Sharing Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
1
EBP, Description of Plan [Line Items]
Percentage Vested	0.00%
2
EBP, Description of Plan [Line Items]
Percentage Vested	20.00%
3
EBP, Description of Plan [Line Items]
Percentage Vested	40.00%
4
EBP, Description of Plan [Line Items]
Percentage Vested	60.00%
5
EBP, Description of Plan [Line Items]
Percentage Vested	80.00%
6 or more
EBP, Description of Plan [Line Items]
Percentage Vested	100.00%